Earnings Per Share (''EPS'') (Details 1) (Stock Options)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive options excluded from earnings per share computation		248,000	248,000